Major restructuring costs - Summary of Major Restructuring Charges from Continuing Operations by Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of restructuring costs [line items]
Cost of sales	£ 8,565	£ 9,554	£ 8,163
Selling, general and administration	9,385	8,372	7,070
Cost of major restructuring
Disclosure of restructuring costs [line items]
Cost of sales	164	102	102
Selling, general and administration	216	180	277
Research and development	2	39	45
Cost charged to operating profit	£ 382	£ 321	£ 424